CONDENSED CONSOLIDATED BALANCE SHEETS (Q1) (Parentheticals) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	1,000,000	1,000,000	1,000,000
Preference shares, shares issued (in Shares)	0	0	0
Preference shares, shares outstanding (in Shares)	0	0	0
Common Class A [Member]
Ordinary shares subject to possible redemption (in Shares)	8,625,000	8,625,000	8,625,000
Ordinary shares, redemption value (in Dollars per share)	$ 10.75	$ 10.65	$ 10.24
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	479,000,000	479,000,000	479,000,000
Ordinary shares, shares issued (in Shares)	286,250	286,250	286,250
Ordinary shares, shares outstanding (in Shares)	286,250	286,250	286,250
Common Class B [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)	2,156,250	2,156,250	2,156,250
Ordinary shares, shares outstanding (in Shares)	2,156,250	2,156,250	2,156,250